Goldman Sachs Short Duration High Yield Fund Expense Example, No Redemption - Class A C Inst Inv R R6 Shares [Member] - Goldman Sachs Short Duration High Yield Fund - Class C Shares	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, By Year, Column [Optional Text]	Class C Shares – Assuming no redemption
Expense Example, No Redemption, 1 Year	$ 173
Expense Example, No Redemption, 3 Years	744
Expense Example, No Redemption, 5 Years	1,341
Expense Example, No Redemption, 10 Years	$ 2,958